Quarterly Report
November 30, 2022
MFS®  New Discovery
Value Fund
NDV-Q3

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 2.5%
CACI International, Inc., “A” (a)	149,665	$46,740,380
KBR, Inc.	942,102	48,678,410
		$95,418,790
Apparel Manufacturers – 3.1%
Canada Goose Holdings, Inc. (a)	1,401,207	$26,286,643
PVH Corp.	570,141	38,302,072
Skechers USA, Inc., “A” (a)	1,315,879	55,490,618
		$120,079,333
Automotive – 3.2%
LKQ Corp.	889,211	$48,310,834
Methode Electronics, Inc.	879,684	40,183,965
Stoneridge, Inc. (a)	321,119	7,607,309
Visteon Corp. (a)	180,768	26,536,742
		$122,638,850
Brokerage & Asset Managers – 0.9%
Focus Financial Partners, “A” (a)	926,984	$35,373,709
Business Services – 3.3%
HireRight Holdings Corp. (a)	1,612,190	$20,426,447
Paya, Inc. (a)	5,652,830	52,627,847
TaskUs, Inc., “A” (a)	844,152	16,604,470
Thoughtworks Holding, Inc. (a)	1,758,188	16,034,675
WNS (Holdings) Ltd., ADR (a)	243,517	20,533,353
		$126,226,792
Chemicals – 2.0%
Avient Corp.	1,140,199	$39,462,287
Element Solutions, Inc.	1,957,323	38,285,238
		$77,747,525
Computer Software – 1.4%
ACI Worldwide, Inc. (a)	1,233,982	$25,790,224
Everbridge, Inc. (a)	458,158	14,954,277
Sabre Corp. (a)	2,052,779	12,542,480
		$53,286,981
Computer Software - Systems – 1.2%
Softchoice Corp. (l)	1,818,140	$21,031,304
Verint Systems, Inc. (a)	643,823	25,321,559
		$46,352,863
Construction – 0.9%
Toll Brothers, Inc.	695,088	$33,301,666
Consumer Products – 1.9%
Newell Brands, Inc.	1,661,286	$21,546,879
Prestige Consumer Healthcare, Inc. (a)	855,841	52,599,988
		$74,146,867
Consumer Services – 1.5%
Bright Horizons Family Solutions, Inc. (a)	377,836	$28,035,431
Grand Canyon Education, Inc. (a)	262,617	29,694,104
		$57,729,535

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 3.4%
Ardagh Metal Packaging S.A.	4,741,668	$21,195,256
Graphic Packaging Holding Co.	1,757,046	40,376,917
Pactiv Evergreen, Inc.	1,359,309	15,822,357
Silgan Holdings, Inc.	979,229	51,801,214
		$129,195,744
Electrical Equipment – 4.1%
Berry Global, Inc.	916,325	$53,696,645
nVent Electric PLC	921,039	36,850,770
TriMas Corp.	1,337,927	36,592,304
Vertiv Holdings Co.	2,223,269	30,792,276
		$157,931,995
Electronics – 1.7%
Cohu, Inc. (a)	825,690	$29,576,216
Plexus Corp. (a)	310,381	34,210,194
		$63,786,410
Energy - Independent – 3.1%
CNX Resources Corp. (a)	2,414,622	$41,941,984
Magnolia Oil & Gas Corp., “A”	1,288,271	33,598,108
Viper Energy Partners LP	1,297,529	42,857,383
		$118,397,475
Food & Beverages – 2.0%
Hostess Brands, Inc. (a)	1,147,278	$30,288,139
Nomad Foods Ltd. (a)	2,662,800	46,572,372
		$76,860,511
Gaming & Lodging – 1.9%
International Game Technology PLC	2,942,170	$72,200,852
General Merchandise – 0.9%
Five Below, Inc. (a)	213,377	$34,323,824
Insurance – 4.3%
CNO Financial Group, Inc.	1,619,722	$38,031,072
Everest Re Group Ltd.	132,018	44,614,163
Hanover Insurance Group, Inc.	238,227	35,090,837
Selective Insurance Group, Inc.	496,497	47,723,292
		$165,459,364
Leisure & Toys – 1.0%
Brunswick Corp.	306,241	$22,723,082
Funko, Inc., “A” (a)	1,504,068	14,288,646
		$37,011,728
Machinery & Tools – 4.5%
ESAB Corp.	776,380	$36,753,829
Flowserve Corp.	1,389,438	43,572,776
ITT, Inc.	226,739	19,163,980
Regal Rexnord Corp.	235,622	30,892,401
Timken Co.	556,949	42,316,985
		$172,699,971

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 2.5%
ICON PLC (a)	140,221	$30,209,212
Premier, Inc., “A”	1,047,898	34,947,398
Syneos Health, Inc. (a)	890,860	31,429,541
		$96,586,151
Medical Equipment – 2.5%
Agiliti Health, Inc. (a)	1,190,723	$19,658,837
Envista Holdings Corp. (a)	940,101	32,076,246
Maravai Lifesciences Holdings, Inc., “A” (a)	929,510	13,831,109
Quidel Corp. (a)	329,294	28,849,447
		$94,415,639
Metals & Mining – 1.3%
Arconic Corp. (a)	1,282,659	$30,565,764
Kaiser Aluminum Corp.	204,889	18,521,966
		$49,087,730
Natural Gas - Distribution – 2.1%
New Jersey Resources Corp.	780,951	$38,852,312
ONE Gas, Inc.	484,478	42,125,362
		$80,977,674
Natural Gas - Pipeline – 1.1%
Plains GP Holdings LP	3,128,134	$41,385,213
Oil Services – 2.9%
ChampionX Corp.	1,408,272	$43,431,108
Expro Group Holdings N.V. (a)	2,153,391	37,404,402
Helmerich & Payne	603,510	30,827,291
		$111,662,801
Other Banks & Diversified Financials – 19.4%
Air Lease Corp.	1,134,016	$43,795,698
Bank of Hawaii Corp.	546,064	44,050,983
Brookline Bancorp, Inc.	2,590,523	36,837,237
Cathay General Bancorp, Inc.	1,268,790	58,960,671
East West Bancorp, Inc.	590,657	41,470,028
Element Fleet Management Corp.	2,020,207	28,625,168
First Hawaiian, Inc.	1,408,213	37,388,055
First Interstate BancSystem, Inc.	1,065,358	46,470,916
Hanmi Financial Corp.	1,249,410	33,796,540
Pacific Premier Bancorp, Inc.	955,507	35,305,984
Prosperity Bancshares, Inc.	696,785	52,656,042
Sandy Spring Bancorp, Inc.	658,989	22,945,997
SLM Corp.	2,927,810	51,119,563
Texas Capital Bancshares, Inc. (a)	476,726	28,598,793
Textainer Group Holdings Ltd.	619,745	18,889,828
UMB Financial Corp.	531,951	45,492,449
Umpqua Holdings Corp.	3,110,706	63,054,011
Wintrust Financial Corp.	234,607	21,450,118
Zions Bancorp NA	625,318	32,403,979
		$743,312,060
Pharmaceuticals – 0.5%
Organon & Co.	708,924	$18,446,203

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 7.0%
Brixmor Property Group, Inc., REIT	1,107,188	$25,664,618
Broadstone Net Lease, Inc., REIT	2,319,548	39,362,730
Cushman & Wakefield PLC (a)	1,249,321	14,267,246
Douglas Emmett, Inc., REIT	577,117	9,995,666
Empire State Realty Trust, REIT, “A”	3,749,815	28,911,074
Life Storage, Inc., REIT	142,092	15,273,469
LXP Industrial Trust, REIT	2,923,948	31,461,681
National Storage Affiliates Trust, REIT	711,840	28,338,350
Phillips Edison & Co., REIT	1,460,206	47,062,439
Two Harbors Investment Corp., REIT	1,580,631	25,922,348
		$266,259,621
Restaurants – 0.8%
Jack in the Box, Inc.	401,360	$29,018,328
Specialty Chemicals – 2.7%
Axalta Coating Systems Ltd. (a)	1,271,645	$34,130,952
Diversey Holdings Ltd. (a)	6,441,115	33,107,331
Quaker Chemical Corp.	117,374	23,098,030
Univar Solutions, Inc. (a)	430,032	14,246,960
		$104,583,273
Specialty Stores – 2.5%
Monro Muffler Brake, Inc.	516,038	$23,464,248
Urban Outfitters, Inc. (a)	1,634,773	47,310,330
Zumiez, Inc. (a)(h)	1,106,851	25,734,286
		$96,508,864
Trucking – 2.2%
RXO, Inc. (a)	1,208,961	$22,970,259
Schneider National, Inc.	1,164,808	30,005,454
XPO Logistics, Inc.	841,415	32,495,447
		$85,471,160
Utilities - Electric Power – 2.5%
Black Hills Corp.	696,111	$49,862,431
Portland General Electric Co.	922,548	45,417,038
		$95,279,469
Total Common Stocks		$3,783,164,971
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.67% (v)	40,622,003	$40,622,003
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86% (j)	205,929	$205,929

Other Assets, Less Liabilities – 0.1%		4,359,813
Net Assets – 100.0%		$3,828,352,716
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $66,356,289 and $3,757,636,614, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$3,783,164,971	$—	$—	$3,783,164,971
Mutual Funds	40,827,932	—	—	40,827,932
Total	$3,823,992,903	$—	$—	$3,823,992,903
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$17,782,312	$525,721,778	$502,883,920	$4,908	$(3,075)	$40,622,003
Zumiez, Inc.	44,592,594	3,560,777	711,381	(439,931)	(21,267,773)	25,734,286
	$62,374,906	$529,282,555	$503,595,301	$(435,023)	$(21,270,848)	$66,356,289
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$506,912	$—
Zumiez, Inc.	—	—
	$506,912	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.